Share-based compensation - 2016 Share Incentive Plan (Details)					1 Months Ended			12 Months Ended
	Mar. 11, 2019 shares	Mar. 07, 2018 shares	Mar. 28, 2017 shares	Jun. 20, 2016 ¥ / shares $ / shares shares	May 31, 2018 CNY (¥) shares	Apr. 30, 2018 ¥ / shares shares	Sep. 30, 2016 shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares
Ordinary Share Units
Fair value per unit
Fair value of underlying ordinary shares on the date of option grants (RMB) | $ / shares											$ 12.88	$ 12.88	$ 12.88
Number of share options
Share-based compensation expense recorded | ¥								¥ 19,899,000	¥ 21,192,000	¥ 16,419,000
2016 Share Incentive Plan | Options
Share-based compensation
Shares available for issuance				3,000,000
Options granted				300,000		125,000
Exercise price (in dollars per share) | $ / shares				$ 9.97
Expiration period				10 years
Requisite service period				5 years
Shares authorized by the board under the plan							3,000,000
Annual increase of shares authorized, on the first day of each of the company's fiscal year during the term of the 2016 Plan commencing with the fiscal year beginning January 1, 2017 (as a percent)							0.50%
Annual increase of shares authorized, on the first day of each of the company's fiscal year during the term of the 2016 Plan commencing with the fiscal year beginning January 1, 2017, number of shares							3,000,000
Fair value per unit
Risk-free interest rate				2.54%
Contract life				10 years
Expected volatility				31.25%
Expected dividend yield				3.14%
Exercise multiple				2.8
Fair value of underlying ordinary shares on the date of option grants (RMB) | ¥ / shares				$ 67.37		¥ 0.00
Number of share options
Granted				300,000		125,000
Cancelled					300,000
2016 Share Incentive Plan | Options | Selling, general and administrative expenses
Number of share options
Granted date fair value of options | ¥									13,148,000
Share-based compensation expense recorded | ¥					¥ 3,261,000
2016 Share Incentive Plan | Ordinary Share Units
Fair value per unit
Fair value of underlying ordinary shares on the date of option grants (RMB) | $ / shares											$ 20.13	16.99
Number of share options
Share-based compensation expense recorded | ¥								¥ 145,659,000	¥ 91,150,000
2016 Share Incentive Plan | Restricted Share Units | Certain directors, executive officers and the employees
Share-based compensation
Options granted	1,076,532
Number of share options
Granted	1,076,532
Number of share units granted		852,390	679,645
Share Holding Platform | Ordinary Share Units
Fair value per unit
Fair value of underlying ordinary shares on the date of option grants (RMB) | $ / shares												$ 12.88	$ 12.88
Number of share options
Share-based compensation expense recorded | ¥										¥ 23,303,000
Number of share units granted	4,722,885	4,534,745	3,945,750
Share Holding Platform | Restricted Share Units | Certain directors, executive officers and the employees
Number of share options
Vesting period			3 years